Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 01, 2017
Related Party Transaction [Line Items]
Commitment to receive future capital contributions							$ 55,000
Cumulative funding drawn			$ 55,000
Due to related parties	$ 2,623	$ 1,425		$ 1,425	$ 1,278	$ 797
Purchases from related party	1,300
Market value	100
Affiliated Entities
Related Party Transaction [Line Items]
Related party costs	9,634	11,584	11,311
Affiliated Entities | TSA Agreement
Related Party Transaction [Line Items]
Related party costs	1,400	7,200	7,800
Due to related parties	0	600
Affiliated Entities | Service Agreements
Related Party Transaction [Line Items]
Related party costs	7,000	4,400	$ 3,500
Due to related parties	$ 2,600	$ 800